Annual Fund Operating Expenses	Feb. 27, 2025
SP Funds S&P Global Technology ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
SP Funds S&P World (ex-US) ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
SP Funds 2030 Target Date Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.15%	[2]
Expenses (as a percentage of Assets)	1.00%
SP Funds 2030 Target Date Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees
Component1 Other Expenses
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.15%	[2]
Expenses (as a percentage of Assets)	0.60%
SP Funds 2040 Target Date FundInvestor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.14%	[4]
Expenses (as a percentage of Assets)	0.99%
SP Funds 2040 Target Date FundInstitutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Distribution and Service (12b-1) Fees
Component1 Other Expenses
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.14%	[4]
Expenses (as a percentage of Assets)	0.59%
SP Funds 2050 Target Date Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%	[6]
Expenses (as a percentage of Assets)	0.96%
SP Funds 2050 Target Date Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5]
Distribution and Service (12b-1) Fees
Component1 Other Expenses
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%	[6]
Expenses (as a percentage of Assets)	0.56%

[1]	Under the Investment Advisory Agreement, Fund pays the Adviser an annual unitary management fee. The Adviser is responsible for substantially all expenses of each fund share class, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Advisor under the Investment Advisory Agreement, and excluding interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses (if any), and litigation expenses and other non-routine or extraordinary expenses.
[2]	Because the Fund is new, Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Under the Investment Advisory Agreement, Fund pays the Adviser an annual unitary management fee. The Adviser is responsible for substantially all expenses of each fund share class, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Advisor under the Investment Advisory Agreement, and excluding interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses (if any), and litigation expenses and other non-routine or extraordinary expenses.
[4]	Because the Fund is new, Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	Under the Investment Advisory Agreement, Fund pays the Adviser an annual unitary management fee. The Adviser is responsible for substantially all expenses of each fund share class, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Advisor under the Investment Advisory Agreement, and excluding interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses (if any), and litigation expenses and other non-routine or extraordinary expenses.
[6]	Because the Fund is new, Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.